10Q SHARE-BASED AWARDS AND STOCK OPTIONS - Share-Based Awards - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 39,740	$ 40,117	$ 164,244	$ 208,994	$ 163,261
Restricted Stock Awards and Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share-based awards vested	132,100	131,100	172,300	163,800	129,200
Share-based compensation expense	35,900	$ 35,600	151,600	$ 186,900	$ 151,500
Total unrecognized compensation cost of restricted stock and performance awards	$ 239,100		$ 131,800
Weighted average period of unrecognized compensation cost	2 years 1 month 6 days		1 year 9 months 18 days